Related Parties and Parties-In-Interest Transactions	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Party and Party-in-Interest Transactions
As the recordkeeper of the Plan and a related affiliate of the Plan's current trustee, Fidelity, Fidelity Management & Research Company qualifies as a party-in-interest to the Plan. MMC Securities Corporations, serving in its capacity as an investment adviser to the Plan also qualifies as a party-in-interest. Administrative fees remitted to Fidelity Management & Research Company and MMC Securities Corporations totaled $118,552 and $50,125 in 2025, respectively, and are included in administrative expenses in the accompanying Statement of Changes in Net Assets Available for Benefits.

Plan assets also include shares of World Acceptance Corporation common stock. World Acceptance Corporation, as the Plan Sponsor, qualifies as a party-in-interest for transactions involving the aforementioned assets. The investment in World Acceptance Corporation common stock was $2,314,712 and $2,225,452 at December 31, 2025 and 2024, respectively, and is participant directed.

Participant loans held by the Plan qualify as party-in-interest transactions.